Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	47
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$11,596,343.27	0.0977522	$777,445.38	0.0065535	$10,818,897.89
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$98,296,343.27	0.0765351	$87,477,445.38	0.0681113	$10,818,897.89

Weighted Avg. Coupon (WAC)	3.61%		3.64%
Weighted Avg. Remaining Maturity (WARM)	16.15		15.32
Pool Receivables Balance	$120,184,956.94		$109,043,267.02
Remaining Number of Receivables	24,087		23,391

Adjusted Pool Balance	$117,706,788.07		$106,887,890.18

III. COLLECTIONS

Principal:
Principal Collections	$10,915,848.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$200,417.61
Total Principal Collections	$11,116,265.66

Interest:
Interest Collections	$358,359.74
Late Fees & Other Charges	$39,362.53
Interest on Repurchase Principal	$-
Total Interest Collections	$397,722.27

Collection Account Interest	$6,753.78
Reserve Account Interest	$2,018.26
Servicer Advances	$-

Total Collections	$11,522,759.97

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	47
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$11,522,759.97
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,522,759.97

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$100,154.13	$-	$100,154.13	$100,154.13
	Collection Account Interest					$6,753.78
	Late Fees & Other Charges					$39,362.53
Total due to Servicer						$146,270.44

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$14,978.61		$14,978.61

	Total Class A interest:		$14,978.61		$14,978.61	$14,978.61

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$11,175,233.84

9.	Regular Principal Distribution Amount:					$10,818,897.89

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$10,818,897.89
	Class A Notes Total:		$10,818,897.89		$10,818,897.89
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$10,818,897.89		$10,818,897.89

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					356,335.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,478,168.87
Beginning Period Amount	$2,478,168.87
Current Period Amortization	$322,792.03
Ending Period Required Amount	$2,155,376.84
Ending Period Amount	$2,155,376.84
Next Distribution Date Required Amount	$1,857,531.78

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	47
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	16.49%	18.16%	18.16%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.98%	22,919	96.64%	$105,384,619.84
30 - 60 Days	1.63%	382	2.69%	$2,931,486.73
61 - 90 Days	0.32%	74	0.54%	$592,637.39
91-120 Days	0.07%	16	0.12%	$134,523.06
121 + Days	0.00%	0	0.00%	$-
Total		23,391		$109,043,267.02

Delinquent Receivables 30+ Days Past Due
Current Period	2.02%	472	3.36%	$3,658,647.18
1st Preceding Collection Period	1.80%	434	2.92%	$3,512,952.38
2nd Preceding Collection Period	1.96%	488	3.10%	$4,098,005.13
3rd Preceding Collection Period	1.74%	451	2.72%	$3,932,547.98
Four-Month Average	1.88%		3.03%

Repossession in Current Period		17		$122,540.94
Repossession Inventory		49		$93,409.18

Current Charge-Offs
Gross Principal of Charge-Offs				$225,841.87
Recoveries				$(200,417.61)
Net Loss				$25,424.26

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.25%

Average Pool Balance for Current Period				$114,614,111.98

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.27%
1st Preceding Collection Period				0.05%
2nd Preceding Collection Period				0.03%
3rd Preceding Collection Period				-0.34%
Four-Month Average				0.00%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		28	2,261	$33,628,950.94
Recoveries		21	2,086	$(20,682,742.10)
Net Loss				$12,946,208.84
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		20	1,887	$13,046,027.18
Average Net Loss for Receivables that have experienced a Net Loss				$6,913.63

Principal Balance of Extensions				$543,311.71
Number of Extensions				67

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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